AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.6%
$2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,722,399
263,158	Apidos CLO Series 2012-11A, Class XR4, 4.67% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	263,156
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,357,161
1,400,000	Balboa Bay Loan Funding Ltd. Series 2022-1A, Class XR, 4.72% (3-Month Term SOFR+105 basis points), 4/20/2037[1,2,3]	1,400,075
2,000,000	Capital One Prime Auto Receivables Trust Series 2025-1, Class A2A, 3.88%, 1/16/2029[1]	1,997,340
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,002,382
571,000	CarMax Auto Owner Trust Series 2026-1, Class A2B, 4.04% (30-Day SOFR Average+37 basis points), 4/16/2029[1,2]	571,110
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,572
194,162	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	188,433
1,427,348	Consumer Portfolio Services Auto Trust Series 2025-D, Class A, 4.46%, 7/16/2029[1,3]	1,429,275
1,000,000	Credit Acceptance Auto Loan Trust Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,010,981
804,318	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[1,3,4]	809,065
	Crown City CLO
416,667	Series 2022-4A, Class X, 4.77% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	416,702
416,667	Series 2023-5A, Class X, 4.82% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	416,724
1,000,000	Dryden CLO Ltd. Series 2023-105A, Class XR, 4.72% (3-Month Term SOFR+105 basis points), 4/15/2038[1,2,3]	1,000,021
1,000,000	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 4.72% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,000,045
1,865,000	ELM Trust Series 2024-ELM, Class A10, 5.42%, 6/10/2039[3,5]	1,868,698
2,000,000	Elmwood CLO 20 Ltd. Series 2022-7A, Class XR2, 4.53% (3-Month Term SOFR+90 basis points), 1/20/2039[1,2,3]	1,999,159
	Evergreen Credit Card Trust
1,248,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	1,253,044
893,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	895,975
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	315,712
	Exeter Automobile Receivables Trust
278,082	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	277,255

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$495,245	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	$494,441
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	581,016
	GM Financial Consumer Automobile Receivables Trust
1,000,000	Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,005,822
2,000,000	Series 2025-4, Class A2A, 3.88%, 12/18/2028[1]	1,998,156
2,000,000	Series 2026-1, Class A2A, 3.77%, 3/16/2029[1]	1,995,522
	GreenSky Home Improvement Trust
28,991	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	29,054
207,638	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	208,157
151,761	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	145,333
	HPEFS Equipment Trust
232,369	Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	232,591
1,000,000	Series 2025-2A, Class A2, 4.07%, 11/22/2032[1,3]	1,000,027
807,000	Series 2025-2A, Class C, 4.41%, 11/22/2032[1,3]	802,055
2,000,000	John Deere Owner Trust Series 2026-A, Class A2A, 3.85%, 12/15/2028[1]	1,996,626
	JP Morgan Mortgage Trust
540,565	Series 2023-HE2, Class A1, 5.37% (30-Day SOFR Average+170 basis points), 3/20/2054[1,2,3]	541,561
813,432	Series 2023-HE3, Class A1, 5.27% (30-Day SOFR Average+160 basis points), 5/20/2054[1,2,3]	814,618
1,236,238	Series 2023-HE3, Class M2, 6.17% (30-Day SOFR Average+250 basis points), 5/20/2054[1,2,3]	1,241,723
493,333	Series 2024-HE3, Class M2, 5.67% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	494,945
907,784	Series 2025-HE1, Class M2, 5.42% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	906,784
1,500,000	Magnetite XXXVII Ltd. Series 2023-37A, Class XR, 4.47% (3-Month Term SOFR+80 basis points), 10/25/2038[1,2,3]	1,499,545
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,911,780
1,400,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 4.62% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,399,863
1,250,000	Octagon Ltd. Series 2023-2A, Class XR, 4.72% (3-Month Term SOFR+105 basis points), 4/20/2038[1,2,3]	1,250,037
500,000	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 4.77% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	500,055
2,000,000	Regatta XVI Funding Ltd. Series 2019-2A, Class XR2, 4.50% (3-Month Term SOFR+85 basis points), 4/15/2039[1,2,3]	1,999,145

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Regatta XXIII Funding Ltd. Series 2021-4A, Class XR, 4.52% (3-Month Term SOFR+85 basis points), 10/15/2038[1,2,3]	$1,999,964
2,250,000	Regatta XXVI Funding Ltd. Series 2023-2A, Class XR, 4.52% (3-Month Term SOFR+85 basis points), 1/25/2039[1,2,3]	2,251,064
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,006,490
1,333,333	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 4.62% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,333,177
1,130,638	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,118,821
2,000,000	Toyota Auto Receivables Trust Series 2025-D, Class A2A, 3.89%, 8/15/2028[1]	1,997,440
1,000,000	Tricon American Homes Trust Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	991,008
1,400,000	Tricon Residential Trust Series 2021-SFR1, Class D, 2.59%, 7/17/2038[1,3]	1,388,404
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.33% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,499,487
1,000,000	World Omni Auto Receivables Trust Series 2026-A, Class A2A, 3.71%, 4/16/2029[1]	996,195
	TOTAL ASSET-BACKED SECURITIES
	(Cost $61,023,052)	60,837,190
	BANK LOANS — 3.0%
939,599	1011778 BC ULC 5.42% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,6,7]	938,664
500,000	Advanced Drainage 5.30% (1-Month Term SOFR+163 basis points), 2/12/2033	502,970
510,720	Azorra Soar 6.17% (1-Month Term SOFR+250 basis points), 10/18/2029	512,209
638,000	BioMarin Pharmaceutical, Inc. 0.00% (1-Month Term SOFR+175 basis points), 1/29/2033[1,2]	637,206
361,000	CACI International, Inc. 5.41% (1-Month Term SOFR+175 basis points), 3/9/2033[1,2]	361,339
1,312,403	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,6]	1,312,672
216,457	Chobani LLC 5.92% (1-Month Term SOFR+225 basis points), 10/28/2032[1,2]	216,784
1,036,469	Genesee & Wyoming, Inc. 5.45% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,6]	1,032,692
987,374	Iron Mountain Information Management LLC 5.67% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,6]	983,365
736,822	Medline Borrower LP 5.67% (1-Month Term SOFR+175 basis points), 10/23/2030[1,2]	738,546

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$527,000	Oak Eagle 7.17% (1-Month Term SOFR+350 basis points), 3/23/2033	$524,365
161,000	Primo Brands Corp. 7.18% (1-Month Term SOFR+275 basis points), 3/18/2031	161,452
1,046,430	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,6]	1,045,776
490,770	Raising Cane's Restaurants LLC 5.67% (1-Month Term SOFR+200 basis points), 11/3/2032[1,2]	488,471
402,900	Ryan Specialty LLC 5.67% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,6]	402,900
1,237,738	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,6]	1,243,605
1,126,101	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/20/2030[1,2,6]	1,129,034
263,000	XPO, Inc. 5.42% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,6]	263,548
	TOTAL BANK LOANS
	(Cost $12,457,004)	12,495,598
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
	Angel Oak Mortgage Trust
68,008	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,5]	67,458
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,5]	1,827,048
28,166	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,5]	27,948
87,609	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,5]	85,929
1,332,800	Series 2020-3, Class B2, 5.32%, 4/25/2065[1,3,5]	1,287,020
170,427	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,5]	165,687
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,5]	697,196
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,5]	1,244,275
	BRAVO Residential Funding Trust
50,580	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,5]	49,868
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,5]	1,127,108
	Citigroup Mortgage Loan Trust, Inc.
444,841	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	433,118
31,107	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,5]	30,702
1,032,200	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,5]	883,221
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,5]	870,108
	Deephaven Residential Mortgage Trust
621,874	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,5]	550,568
615,809	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,5]	546,723
374,430	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,5]	331,963
579,242	Series 2022-1, Class A1, 2.20%, 1/25/2067[1,3,5]	534,782
	Ellington Financial Mortgage Trust
1,529,511	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,5]	1,514,514

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$61,006	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,5]	$58,103
220,064	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,5]	192,792
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.76%, 6/25/2056[1,3,5]	1,242,012
	New Residential Mortgage Loan Trust
68,134	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,5]	64,471
136,268	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,5]	128,700
1,098,654	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,5]	969,700
	Residential Mortgage Loan Trust
2,376,838	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,5]	2,343,112
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,5]	804,916
51,421	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,5]	49,957
	SG Residential Mortgage Trust
874,916	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,5]	736,610
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,5]	1,291,777
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,5]	1,107,185
	Starwood Mortgage Residential Trust
583,953	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,5]	521,915
305,442	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,5]	274,107
260,591	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,5]	245,428
469,919	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,5]	423,785
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $24,807,042)	22,729,806
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.1%
408,237	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	405,304
	Benchmark Mortgage Trust
1,500,000	Series 2018-B5, Class A4, 4.21%, 7/15/2051[1]	1,484,231
1,000,000	Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	952,498
1,500,000	BFLD Trust Series 2020-EYP, Class D, 6.74% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,8]	0
	BX Trust
1,200,000	Series 2021-LBA, Class FJV, 6.44% (1-Month Term SOFR+277 basis points), 2/15/2036[2,3]	1,197,000
948,972	Series 2021-LBA, Class FV, 6.44% (1-Month Term SOFR+276 basis points), 2/15/2036[2,3]	946,599
1,500,000	Series 2021-PAC, Class F, 6.18% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,488,750
770,000	Series 2022-LP2, Class E, 6.28% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	769,519
700,000	Series 2024-XL5, Class C, 5.61% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	700,000

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$712,962	Series 2024-CNYN, Class C, 5.61% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	$712,516
1,922,000	Series 2025-VOLT, Class C, 6.02% (1-Month Term SOFR+235 basis points), 12/15/2044[2,3]	1,909,987
1,000,000	Series 2026-VLT9, Class A, 5.37% (1-Month Term SOFR+170 basis points), 3/15/2045[2,3]	995,160
	CD Mortgage Trust
980,958	Series 2017-CD5, Class A3, 3.17%, 8/15/2050[1]	965,086
1,000,000	Series 2017-CD5, Class A4, 3.43%, 8/15/2050[1]	985,365
1,000,000	Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	984,776
1,550,000	CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054[1]	1,540,666
2,000,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class A5, 3.72%, 12/10/2049[1,5]	1,981,072
1,000,000	DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	995,530
	DC Commercial Mortgage Trust
1,415,000	Series 2023-DC, Class A, 6.31%, 9/12/2040[3]	1,442,148
605,000	Series 2023-DC, Class B, 6.80%, 9/12/2040[3]	611,747
	Freddie Mac Multifamily Structured Pass-Through Certificates
109,437	Series K046, Class X3, 3.17%, 4/25/2043[1,5,9]	1
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,5,9]	104,854
	Government National Mortgage Association
2,105,971	Series 2013-139, Class IO, 0.35%, 10/16/2054[1,5,9]	49,678
221,532	Series 2013-175, Class IO, 0.13%, 5/16/2055[1,5,9]	273
129,175	Series 2014-120, Class IO, 0.39%, 4/16/2056[1,5,9]	1,039
2,126,476	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,5,9]	71,988
2,771,204	Series 2017-169, Class IO, 0.52%, 1/16/2060[1,5,9]	74,241
1,912,046	Series 2018-41, Class IO, 0.56%, 5/16/2060[1,5,9]	59,224
3,262,346	Series 2018-52, Class IO, 0.59%, 7/16/2060[1,5,9]	134,317
1,040,735	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,5,9]	54,261
16,418,188	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,5,9]	485,123
	GS Mortgage Securities Trust
847,127	Series 2016-GS4, Class A3, 3.18%, 11/10/2049[1]	843,522
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,5]	1,431,911
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,586,890
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,053,128
498,853	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.16% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	499,029
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,652,714
1,050,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.14% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	926,835

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.39% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	$479,700
1,665,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	1,655,351
1,000,000	NYCT Trust Series 2024-3ELV, Class A, 5.66% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,001,580
1,000,000	PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 4.92% (1-Month Term SOFR+125 basis points), 3/15/2043[2,3]	995,000
1,500,000	SMRT Series 2022-MINI, Class E, 6.37% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,494,375
	UBS Commercial Mortgage Trust
865,000	Series 2017-C2, Class A4, 3.49%, 8/15/2050[1]	854,773
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,370,981
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	991,533
1,000,000	Series 2019-C16, Class A4, 3.61%, 4/15/2052[1]	966,472
11,294,364	Series 2019-C18, Class XA, 0.98%, 12/15/2052[1,5,9]	291,892
	Wells Fargo Commercial Mortgage Trust
450,000	Series 2016-C35, Class A4, 2.93%, 7/15/2048[1]	448,295
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,163,088
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,493,281
1,000,000	Series 2017-C39, Class A5, 3.42%, 9/15/2050[1]	984,006
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	484,631
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,492,626
	WFRBS Commercial Mortgage Trust
2,821,810	Series 2014-C21, Class XB, 0.38%, 8/15/2047[1,5,9]	6,129
6,400,000	Series 2014-C22, Class XB, 0.42%, 9/15/2057[1,5,9]	24,192
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $47,213,341)	46,294,887
	CORPORATE BONDS — 29.6%
	COMMUNICATIONS — 0.8%
1,000,000	Alphabet, Inc. 4.15% (SOFR+52 basis points), 11/15/2028[2]	1,002,147
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,7]	996,371
500,000	Netflix, Inc. 4.37%, 11/15/2026	500,744
1,000,000	NTT Finance Corp. 4.62%, 7/16/2028[3,7]	1,003,718
		3,502,980
	CONSUMER DISCRETIONARY — 2.6%
1,000,000	Amazon.com, Inc. 4.07% (SOFR+44 basis points), 3/13/2028[2]	999,510

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	$735,911
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,008,786
1,000,000	5.35%, 7/15/2027	1,009,308
1,000,000	4.85% (SOFR Index+117 basis points), 4/4/2028[2]	1,003,484
1,000,000	5.35%, 1/7/2030[1]	1,018,202
	Hyundai Capital America
1,000,000	4.62% (SOFR+99 basis points), 3/25/2027[2,3]	1,002,086
1,000,000	4.30%, 9/24/2027[3]	996,066
1,000,000	4.25%, 1/8/2029[3]	988,989
150,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	150,368
121,000	United Airlines Holdings, Inc. 4.87%, 3/1/2029[1]	118,346
650,000	United Airlines, Inc. 4.63%, 4/15/2029[1,3]	637,289
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,001,477
		10,669,822
	CONSUMER STAPLES — 0.5%
	Philip Morris International, Inc.
1,000,000	4.38%, 11/1/2027	1,002,340
1,000,000	4.29% (SOFR+66 basis points), 10/27/2028[2]	999,263
		2,001,603
	ENERGY — 1.0%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	523,739
1,000,000	Chevron USA, Inc. 4.13% (SOFR Index+47 basis points), 2/26/2028[2]	1,000,677
149,000	DCP Midstream Operating LP 5.62%, 7/15/2027[1]	150,935
303,000	EnerSys 4.38%, 12/15/2027[1,3]	300,530
1,000,000	Kinder Morgan, Inc. 5.15%, 6/1/2030[1]	1,023,274
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	997,366
		3,996,521
	FINANCIALS — 15.7%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.87%, 4/1/2028[1,7]	1,006,824
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,7]	1,003,195

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,5]	$1,487,471
1,000,000	4.46% (SOFR+83 basis points), 1/24/2029[1,2]	999,577
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,5]	1,008,380
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,5]	1,547,232
1,000,000	Bank of Montreal 4.38% (SOFR Index+75 basis points), 9/22/2028[1,2,7]	1,000,038
1,000,000	Bank of New York Mellon 4.73% (SOFR+114 basis points), 4/20/2029[1,5]	1,007,030
1,000,000	Bank of Nova Scotia 4.39% (SOFR+76 basis points), 9/15/2028[1,2,7]	999,982
	Barclays PLC
1,000,000	5.09% (SOFR+96 basis points), 2/25/2029[1,5,7]	1,008,073
1,000,000	4.22% (SOFR+93 basis points), 5/24/2030[1,5,7]	984,343
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,5]	1,026,451
	Citigroup, Inc.
1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,5]	1,004,959
1,000,000	5.09% (SOFR+146 basis points), 5/7/2031[1,2]	1,013,060
1,500,000	Commonwealth Bank of Australia 4.26% (SOFR+63 basis points), 3/27/2029[2,3,7]	1,501,545
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,5,7]	919,953
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,5,7]	841,850
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,5,7]	1,011,307
1,000,000	Fidelity National Information Services, Inc. 4.45%, 3/10/2028	997,386
	Goldman Sachs Group, Inc.
1,000,000	5.41% (SOFR+75 basis points), 5/21/2027[1,5]	1,001,208
1,000,000	4.94% (SOFR+132 basis points), 4/23/2028[1,5]	1,004,868
1,000,000	4.55% (SOFR+92 basis points), 10/21/2029[1,2]	1,000,501
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,5]	1,031,606
	HSBC Holdings PLC
2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,5,7]	2,010,662
1,000,000	4.92% (SOFR+129 basis points), 3/3/2031[1,2,7]	1,004,840
	ING Groep N.V.
1,800,000	4.64% (SOFR Index+101 basis points), 3/25/2029[1,2,7]	1,804,842
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,5,7]	1,006,269
	JPMorgan Chase & Co.
2,000,000	4.49% (SOFR+86 basis points), 10/22/2028[1,2]	2,003,960
1,000,000	4.47% (SOFR+84 basis points), 1/22/2032[1,2]	994,853
	MassMutual Global Funding II
1,000,000	5.10%, 4/9/2027[3]	1,008,687
1,000,000	4.45%, 3/27/2028[3]	1,002,662
1,000,000	4.29% (SOFR+66 basis points), 1/22/2029[2,3]	999,206

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Morgan Stanley Bank N.A.
$2,000,000	4.35% (SOFR+69 basis points), 10/15/2027[1,2]	$1,998,384
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,5]	668,888
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,5]	1,010,564
1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,5]	1,013,985
	NatWest Markets PLC
1,000,000	4.43% (SOFR+80 basis points), 11/6/2028[2,3,7]	1,000,239
1,500,000	4.65%, 3/27/2029[3,7]	1,503,497
	New York Life Global Funding
1,000,000	4.29% (SOFR+66 basis points), 7/25/2028[2,3]	1,001,770
1,000,000	4.20% (SOFR+57 basis points), 2/2/2029[2,3]	999,399
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,003,126
	Penske Truck Leasing Co. LP / PTL Finance Corp.
940,000	5.75%, 5/24/2026[1,3]	940,694
1,266,000	6.05%, 8/1/2028[1,3]	1,302,186
1,000,000	PNC Financial Services Group, Inc. 4.08% (SOFR+61 basis points), 1/26/2029[1,5]	994,765
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,003,729
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	501,428
1,000,000	Royal Bank of Canada 4.33% (SOFR+70 basis points), 11/3/2028[1,2,7]	997,036
1,000,000	State Street Corp. 4.58% (SOFR+95 basis points), 4/24/2028[1,2]	1,003,253
1,000,000	Sumitomo Mitsui Financial Group, Inc. 4.39% (SOFR+76 basis points), 1/15/2029[2,7]	996,530
1,000,000	Sumitomo Mitsui Trust Bank Ltd. 4.38% (SOFR+75 basis points), 9/11/2028[2,3,7]	1,001,556
	Toronto-Dominion Bank
1,000,000	4.21% (SOFR+58 basis points), 1/13/2028[2,7]	1,002,076
2,000,000	4.38% (SOFR+75 basis points), 10/13/2028[2,7]	2,003,462
	UBS A.G.
1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,5,7]	1,003,920
1,000,000	4.44% (SOFR+81 basis points), 3/16/2029[1,2,7]	1,000,743
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,7]	1,545,601
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	797,814
	Wells Fargo & Co.
1,000,000	4.97% (SOFR+137 basis points), 4/23/2029[1,5]	1,008,689
1,000,000	4.18% (SOFR+74 basis points), 1/23/2030[1,5]	991,067
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,5]	1,019,414
		65,556,635

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 2.4%
$1,000,000	Abbott Laboratories 4.15% (SOFR Index+50 basis points), 3/9/2029[2]	$1,000,494
450,000	AbbVie, Inc. 4.13% (SOFR Index+48 basis points), 3/3/2028[2]	450,482
1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	1,160,747
1,000,000	GlaxoSmithKline Capital PLC 4.13% (SOFR+50 basis points), 3/12/2027[2,7]	1,000,680
	HCA, Inc.
1,000,000	5.37%, 9/1/2026[1]	1,000,774
1,000,000	4.50% (SOFR+87 basis points), 3/1/2028[1,2]	1,001,228
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	509,462
1,000,000	5.00%, 5/15/2027[1,3]	996,190
1,500,000	Merck & Co., Inc. 4.20% (SOFR+57 basis points), 3/15/2029[2]	1,497,510
1,000,000	Novartis Capital Corp. 4.15% (SOFR+52 basis points), 11/5/2028[2]	1,002,297
452,000	Tenet Healthcare Corp. 4.38%, 1/15/2030[1]	437,817
		10,057,681
	INDUSTRIALS — 1.4%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,7]	1,020,691
1,000,000	Caterpillar Financial Services Corp. 4.03% (SOFR+40 basis points), 1/10/2028[2]	1,000,116
1,500,000	Honeywell Aerospace, Inc. 4.27% (SOFR Index+63 basis points), 3/16/2029[2,3]	1,492,774
1,050,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	1,032,735
905,000	WESCO Distribution, Inc. 5.25%, 4/15/2031[1,3]	899,679
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	404,872
		5,850,867
	MATERIALS — 1.5%
1,000,000	Amrize Finance U.S. LLC 4.60%, 4/7/2027	1,002,401
	Glencore Funding LLC
1,500,000	4.43% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,502,398
1,000,000	5.34%, 4/4/2027[3]	1,007,936
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[7]	1,001,604
1,000,000	4.48% (SOFR Index+84 basis points), 3/14/2028[2,7]	1,005,898

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$536,000	SNF Group SACA 3.13%, 3/15/2027[1,3,7]	$527,960
		6,048,197
	TECHNOLOGY — 2.6%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,510,485
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,000,810
1,000,000	4.55%, 10/15/2029[1]	994,894
	Oracle Corp.
1,000,000	3.25%, 11/15/2027[1]	975,830
2,000,000	4.55%, 2/4/2029[1]	1,974,558
1,500,000	Salesforce, Inc. 4.65%, 3/15/2029[1]	1,502,449
	Synopsys, Inc.
1,500,000	4.55%, 4/1/2027	1,500,930
1,500,000	4.65%, 4/1/2028[1]	1,505,172
		10,965,128
	UTILITIES — 1.1%
800,000	Consolidated Edison Co. of New York, Inc. 4.18% (SOFR Index+52 basis points), 11/18/2027[2]	799,368
1,000,000	Georgia Power Co. 3.92% (SOFR Index+28 basis points), 9/15/2026[2]	998,384
	NextEra Energy Capital Holdings, Inc.
1,000,000	4.69%, 9/1/2027	1,004,809
1,000,000	4.85%, 2/4/2028	1,009,131
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	911,708
		4,723,400
	TOTAL CORPORATE BONDS
	(Cost $122,916,309)	123,372,834
	MUNICIPAL BONDS — 0.4%
730,000	City of Chicago IL 5.88%, 1/1/2031	732,798
1,000,000	New Jersey Transportation Trust Fund Authority 4.61%, 6/15/2026	1,001,102
	TOTAL MUNICIPAL BONDS
	(Cost $1,730,000)	1,733,900
	U.S. GOVERNMENT AND AGENCIES — 27.6%
	United States Treasury Note
5,000,000	4.13%, 6/15/2026	5,004,000
10,000,000	4.62%, 9/15/2026	10,040,080

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	4.25%, 3/15/2027	$10,048,980
10,000,000	4.13%, 9/30/2027	10,040,630
10,000,000	4.00%, 2/29/2028	10,032,420
10,000,000	4.37%, 11/30/2028	10,137,110
10,000,000	4.00%, 1/31/2029	10,044,530
10,000,000	4.25%, 2/28/2029	10,114,450
10,000,000	3.25%, 6/30/2029	9,818,360
10,000,000	4.00%, 7/31/2029	10,044,920
10,000,000	3.50%, 9/30/2029	9,880,470
10,000,000	3.88%, 11/30/2029	9,998,440
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $114,620,221)	115,204,390

Number of Shares
	SHORT-TERM INVESTMENTS — 8.3%
34,462,820	Goldman Sachs Financial Square Government Fund - Institutional Class 3.49%[10]	34,462,820
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,462,820)	34,462,820
	TOTAL INVESTMENTS — 100.1%
	(Cost $419,229,789)	417,131,425
	Liabilities in Excess of Other Assets — (0.1)%	(418,902)
	TOTAL NET ASSETS — 100.0%	$416,712,523

ULC – Unlimited Liability Corporation
LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $116,634,089, which represents 28.0% of total net assets of the Fund.
[4]Step rate security.
[5]Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
[6]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]Foreign security denominated in U.S. Dollars.
[8]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]Interest-only security.
[10]The rate is the annualized seven-day yield at period end.